NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE
	September 30, 2026	December 31, 2025
Note payable – US Bank	$134	$230
Note payable - Ford	461	406
Note payable - Other	145	94
	740	730
Less current portion	(264)	(273)
Long-term portion	$476	$457

	2025	2024
Note payable – US Bank	$230	235
Note payable - Ford	406	374
Note payable - Other	94	120
	730	729
Less current portion	(273)	(302)
Long-term portion	$457	427

SCHEDULE OF FUTURE MATURITIES OF NOTES PAYABLE	Future maturities of notes payable are as follows for the years ending December 31(in thousands):
2026	$273
2027	150
2028	144
2029	139
2030	24
Total	$730